Contract Assets and Contract Liabilities	6 Months Ended
Sep. 30, 2025
Contract Assets and Contract Liabilities [Abstract]
Contract Assets and Contract Liabilities

4. Contract Assets and Contract Liabilities

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s condensed consolidated balance sheets as “Contract assets”. Contract retentions, included in contract assets, represent amounts withheld by clients, in accordance with underlying contract terms, until certain conditions are met or the project is completed. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined. Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract assets consisted of the following as of September 30, 2025 and March 31, 2025:

	As of September 30, 2025	As of March 31, 2025
	USD	USD
	(unaudited)	(audited)
Contract assets:
Revenue recognized in excess of amounts paid or payable (contract receivable) to the Company on uncompleted contracts (contract asset) excluding retainage	2,461,922	91,264
Retainage included in contract assets due to being conditional on something other than solely passage of time	2,748,678	2,262,130
Less: allowance for credit loss	(121,861)	(58,332)
Contract assets, net	5,088,739	2,295,062

Contract assets, current	5,088,739	2,295,062
Contract assets, non-current	-	-

The movement of revenue recognized in excess of amounts paid or payable (excluding retainage) before net of allowance for credit loss is as follows:

	As of September 30, 2025	As of March 31, 2025
	USD	USD
	(unaudited)	(audited)
Balance at beginning of the period/ year	91,264	51,731
Increase as a result of total work completed during the period	2,461,922	91,264
Decrease as a result of total amount billed out	(91,264)	(51,731)
Balance at end of the period/ year	2,461,922	91,264

The movement of retainage before net of allowance for credit loss is as follows:

	As of September 30, 2025	As of March 31, 2025
	USD	USD
	(unaudited)	(audited)
Balance at beginning of the period/ year	2,262,130	1,853,616
Increase as a result of changes in progress of ongoing projects	486,548	418,001
Reclassified to accounts receivable as payment becomes unconditional	-	(9,487)
Balance at end of the period/ year	2,748,678	2,262,130

Contract liabilities consisted of the following as of September 30, 2025 and March 31, 2025:

	As of September 30, 2025	As of March 31, 2025
	USD	USD
	(unaudited)	(audited)
Payments received or receivable (contracts receivable) in excess of revenue recognized on uncompleted contracts (contract liability), excluding retainage	871,827	-

Contract liabilities related to contracts are balances due to customers under contracts. These arise if a particular milestone payment exceeds the revenue recognized to date under the input method.

The movement in contract liabilities is as follows:

	As of September 30, 2025	As of March 31, 2025
	USD	USD
	(unaudited)	(audited)
Balance at beginning of the period/ year	-	-
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the period/ year	-	-
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	871,827	-
Balance at end of the period/ year	871,827	-

Information about contract liabilities:

For the six months ended September 30,
	2025	2024
	USD	USD
	(unaudited)	(unaudited)
Revenue recognized that was included in contract liabilities as of April 1, 2025 and 2024	-	-